Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 10:	Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2013	2012

Net unrealized gain (loss) on securities available-for-sale	$(2,101,461)	$4,388,778

Tax effect	714,497	(1,492,185)

Net-of-tax amount	$(1,386,964)	$2,896,593